Additional Information of Statement of Cash Flows - Changes in Operating Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Trade accounts and notes receivable	₩ 1,353,908	₩ (982,726)	₩ 531,848
Other receivables	(192,707)	32,827	(96,141)
Inventories	914,744	1,312,800	(195,309)
Other current assets	(124,125)	265,296	(230,084)
Other non-current assets	(11,645)	(214,331)	42,767
Trade accounts and notes payable	(376,277)	(118,796)	141,925
Other payables	56,936	(301,561)	611,932
Other current liabilities	(1,020,242)	15,213	(213,738)
Provisions	(213,235)	(318,955)	(295,624)
Usable and profitable donation assets	101,557	0	0
Payments of severance benefits	(336,189)	(263,548)	(300,353)
Plan assets	27,413	(45,535)	(59,461)
Other non-current liabilities	81,703	(468,213)	(306,251)
Changes in operating cash flows	₩ 261,841	₩ (1,087,529)	₩ (368,489)